Operating Leases (Details Textual) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014 sqft	Feb. 04, 2014	Oct. 10, 2014
Laboratory and office lease [Member]
Operating Leases (Textual)
Area of leased office space (in square feet)	2,813
Term of lease	18 months
Lease expiration date	Dec. 31, 2015
Monthly rent expense under lease agreement	$ 16,600
Rental expense	196,699
Corporate apartment lease [Member]
Operating Leases (Textual)
Term of lease	12 months
Lease expiration date	Jun. 03, 2014
Monthly rent expense under lease agreement	3,325
Rental expense	16,625
Office lease [Member]
Operating Leases (Textual)
Lease expiration date	Oct. 31, 2013
Monthly rent expense under lease agreement	5,075
Rental expense	60,904
Second Corporate Apartment Lease [Member]
Operating Leases (Textual)
Term of lease		14 months
Lease expiration date		Apr. 30, 2015
Monthly rent expense under lease agreement		2,897
Amount of settlement penalty	26,620	4,346
Third Corporate Apartment Lease [Member]
Operating Leases (Textual)
Term of lease			9 months
Lease expiration date			Jul. 06, 2015
Monthly rent expense under lease agreement			3,351
Rental expense	11,304
New Corporate Apartment Lease [Member]
Operating Leases (Textual)
Term of lease	1 year
Lease expiration date	Aug. 01, 2014
Monthly rent expense under lease agreement	2,500
Rental expense	$ 17,500